Cash flow statement - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Interest expense on subordinated liabilities	£ 430	£ 399	£ 377
Revaluation of investment properties	0	1	0
Net (credit) charge in respect of defined benefit schemes	(11)	(79)	125
Depreciation and amortisation	3,371	2,851	2,348
Regulatory and legal provisions	880	661	225
Other provision movements	(170)	7	(134)
Allowance for loan losses	507	335	1,335
Write-off of allowance for loan losses, net of recoveries	(1,028)	(1,113)	(759)
Impairment (credit) charge relating to undrawn balances	(48)	10	111
Impairment (credit) charge on financial assets at fair value through other comprehensive income	(3)	(2)	6
Foreign exchange element on balance sheet	92	273	30
Other non-cash items	2,584	3,182	(673)
Total non-cash items	6,604	6,525	2,991
Contributions to defined benefit schemes	(175)	(1,345)	(2,533)
Payments in respect of regulatory and legal provisions	(378)	(362)	(587)
Total other items	(553)	(1,707)	(3,120)
Non-cash and other items	£ 6,051	£ 4,818	£ (129)